Schedule II - Condensed Financial Information of Registrant - Statements of Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net (loss) attributable to Sirius Group	$ (47.3)	$ (18.1)	$ (150.0)
Other comprehensive (loss) income
Change in foreign currency translation, net of tax	(35.1)	(61.9)	71.7
Comprehensive (loss) attributable to Sirius Group	(82.4)	(80.0)	(78.3)
Registrant
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net (loss) attributable to Sirius Group	(47.3)	(18.1)	(150.0)
Other comprehensive (loss) income
Change in foreign currency translation, net of tax	(35.1)	(61.9)	71.7
Comprehensive (loss) attributable to Sirius Group	$ (82.4)	$ (80.0)	$ (78.3)